Non-controlling interests - Summarised Financial Information of ViiV Healthcare Group and GSK Consumer Healthcare Joint Venture (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	£ 7,358	£ 3,701	£ 4,300
Non-controlling interests in the Consolidated balance sheet	6,221	6,952
Turnover	34,099	33,754	30,821
Profit/(loss) after taxation	639	623	423
Other comprehensive income/(expense)	970	(1,567)	254
Total comprehensive income income/(expense)	605	548	422
Non-current assets	60,184	60,201
Current assets	20,247	19,491
Total assets	80,431	79,692
Current liabilities	(22,148)	(24,050)
Non-current liabilities	(37,475)	(37,285)
Total liabilities	(59,623)	(61,335)
Net assets	20,808	18,357
Net cash inflow from operating activities	8,441	8,020	8,421
Net cash inflow/(outflow) from investing activities	2,161	(5,354)	(1,553)
Net cash outflow from financing activities	(10,132)	(1,840)	(6,389)
ViiV healthcare [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	223	482	254
Dividends paid to non-controlling interests	419	310	332
Non-controlling interests in the Consolidated balance sheet	(539)	(344)	(543)
Turnover	4,848	4,816	4,665
Profit/(loss) after taxation	762	2,574	560
Other comprehensive income/(expense)	33	(29)	19
Total comprehensive income income/(expense)	795	2,545	579
Non-current assets	2,564	2,660
Current assets	2,405	2,905
Total assets	4,969	5,565
Current liabilities	(2,748)	(2,742)
Non-current liabilities	(8,343)	(7,811)
Total liabilities	(11,091)	(10,553)
Net assets	(6,122)	(4,988)
Net cash inflow from operating activities	2,249	2,375	2,212
Net cash inflow/(outflow) from investing activities	(294)	(202)	(237)
Net cash outflow from financing activities	(2,483)	(1,947)	(1,982)
(Decrease)/increase in cash and bank overdrafts in the year	(528)	226	£ (7)
Consumer health care joint venture [member]
Disclosure of noncontrolling interests [line items]
Share of profit for the year attributable to non-controlling interest	374	69
Dividends paid to non-controlling interests	735
Non-controlling interests in the Consolidated balance sheet	6,538	6,911
Turnover	9,837	4,240
Profit/(loss) after taxation	1,219	150
Other comprehensive income/(expense)	(266)	(721)
Total comprehensive income income/(expense)	953	(571)
Non-current assets	29,134	29,899
Current assets	4,918	5,713
Total assets	34,052	35,612
Current liabilities	(4,254)	(4,219)
Non-current liabilities	(3,890)	(4,027)
Total liabilities	(8,144)	(8,246)
Net assets	25,908	27,366
Net cash inflow from operating activities	1,419	1,014
Net cash inflow/(outflow) from investing activities	1,018	(776)
Net cash outflow from financing activities	(2,437)	(78)
(Decrease)/increase in cash and bank overdrafts in the year	£ 0	£ 160